Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 13: COMMITMENTS AND CONTINGENCIES

As of December 31, 2014, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2013: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
In connection with the acquisition of Horamar on January 1, 2008, Navios Logistics recorded liabilities for certain pre-acquisition contingencies that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates by 2021. As of December 31, 2014, the remaining liability related to these pre-acquisition contingencies amounted to $81 (December 31, 2013: $829) and was entirely offset by an indemnification asset for the same amount, which was reflected in other long-term assets.
Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2016.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company's financial position, results of operations or liquidity.
The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through April 2026.
As of December 31, 2014, the Company had future remaining contractual deposits for two newbuilding owned vessels, which are expected to be delivered in the third and fourth quarter of 2015. Navios Logistics had obligations related to the acquisition of three new pushboats, the payment of the deferred considerations for the acquisition of two companies, who hold the right to occupy approximately 53 acres of land located in the Nueva Palmira free zone in Uruguay and the remaining installments for the acquisition of the chartered-in fleet consisting of one pushboat and three liquid barges of $15,996, $6,800 and $7,510, respectively. The table below reflects the remaining future payments of these commitments.
	Dry bulk Vessels	Navios Logistics
2015	$62,850	$28,380
2016	—	1,926
Total	$62,850	$30,306